Income Taxes - Schedule of income from continuing operations before provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Contingency [Line Items]
Income (loss) before provision for income taxes	$ 10,846	$ (19,668)
United States
Income Tax Contingency [Line Items]
Income (loss) before provision for income taxes	$ 10,846	$ (19,668)